SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES

a.Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (dollar or $) as the revenues and a substantial portion of the costs are incurred in dollars.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of the remaining subsidiaries and associates in most instances is their relevant local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year in accordance with ASC 830. Differences resulting from translation are presented as a separate component, under accumulated other comprehensive income (loss) in changes in equity.

c.Principles of consolidation:

The consolidated financial statements include the accounts of Syneron Medical Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity (APIC) which is based on ASC 810.

d.Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.Short-term bank deposits:

Short term bank deposits are deposits with original maturities of more than three months but less than one year from the balance sheet date. Deposits are presented at their cost including accrued interest. Interest on deposits is recorded as financial income. As of December 31, 2014 and 2013, the Company held short-term interest bearing deposits with a weighted average interest of 1.02% and 1.35%, respectively.

f.Marketable securities:

Marketable securities consist primarily of government treasury bonds, and corporate bonds. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation at each balance sheet date.  In accordance with FASB ASC No. 320 “Investments- Debt and Equity Securities,” the Company classifies marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of stockholders' equity, net of taxes.  Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in financial income (expenses), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss). The Company did not recognize OTTI on its marketable securities in 2014, 2013 and 2012.

g.Derivatives and hedging activities:

The Company implemented the requirements of ASC No. 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualified as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts (Hedging Contracts).

The policy prohibits the Company from speculating on such Hedging Contracts for profit. To protect against the increase in value of forecasted foreign currency cash flow resulting from salaries paid in New Israeli Shekels (NIS) during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to 12 months with Hedging Contracts. Accordingly, when the dollar strengthens against the NIS, the decline in present value of future foreign currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the dollar weakens, the increase in the present value of future foreign currency expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated and qualify as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2014 and 2013, the Company had outstanding forward contracts with a notional amount of $6,151 and $4,295, respectively, and outstanding option contracts with a notional amount of $7,784 and $900, respectively.

For derivative instruments that are not designated and qualify as hedging instruments (the ineffective portion), the gain or loss on those derivative instruments is recorded in to earning.

h.Inventories:

Inventories are stated at the lower of cost or market value. Inventory reserve is provided for slow-moving items.

Cost is determined as follows:

Raw materials - on the basis of standard cost - which approximates actual cost on a first-in, first-out basis. The Company calculates at least on a quarterly basis the variance between an items' standard cost and the latest purchasing prices of those items; the variance is investigated and adjustments are made as necessary.

Work in process - on the basis of average costs, including materials, labor and other direct and indirect manufacturing costs.

Finished products - on the basis of standard cost - which approximates actual cost on a first-in, first-out basis, and which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or market in accordance with ASC 330-10-35. Charges for obsolete and slow moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. Inventory of $36,894 and $34,707 as of December 31, 2014 and 2013, respectively, is stated net of inventory reserves of $5,977 and $6,033, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

i.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

j.Impairment of long-lived assets:

        The Company's long-lived assets and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. During 2014, 2013 and 2012 the Company recorded an impairment charge, related to intangible assets, in the amount of $1,705, $323 and $2,860, respectively.

k.Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Contingent considerations to former owners agreed in a business combination, e.g, in the form of milestone payments upon the achievement of certain sales target, are recognized as liabilities at fair value as of the recognition date. Any subsequent changes in amounts recorded as liability are recognized in earnings under operating expenses in other expenses (income), net.

l.Investments in affiliated companies (non-marketable securities):

The Company followed ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to its investments.

Part of the Company investments in affiliates are stated at cost since the Company does not have the ability to exercise significant influence over their operating and financial policies. The Company's investment in the affiliated companies that are stated at cost are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 325-20. During 2013 and 2012, the Company recognized an impairment loss of$1,000 and $200, respectively, relating to its investments. As of December 31, 2013 the Company fully impaired its investments in affiliates stated at cost.

As for the Company investment in Iluminage Beauty, the Company elected to recognize the investments at fair value at each reporting date with changes in the fair value recognized in earnings under other expenses (income), net. Refer to Notes 4 and 7 for further details.

m.Goodwill and indefinite lived assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but instead tested for impairment at least annually (or more frequently if impairment indicators arise). The Company determined June 30 as the date of the annual impairment test for each of its reporting units. Starting January 1, 2014, the Company operates in one operating segment: the Professional Aesthetic Devices (PAD) segment which is comprised of five reporting units. Refer to Note 20 for further details in regard to the Company segments.

There is a two-phase process for impairment testing of goodwill. The first phase screens for potential impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill.

The Company review indefinite lived intangible assets for impairment annually and whenever events or changes in circumstances indicate the carrying value may not be recoverable. Recoverability of indefinite lived intangible assets is measured by comparing the carrying amount of the asset to its fair value. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Fair value is determined using discounted cash flows methodology. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. During 2014 the Company recorded a goodwill impairment charge of $1,185 related to RBT goodwill. During 2013 no impairment charges were recorded on Goodwill. During 2012 the Company recorded a goodwill impairment charge of $450 and impairment charge of $510 related to in-process research and development assets from the acquisition of Candela.

n.Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company does not grant a right of return for its products.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

The Company assess whether collection is reasonably assured based on a number of factors, including the customer's past transaction history and credit worthiness.

In respect of sale of systems with installation, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system, and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides an accrual for installation costs as appropriate.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract, the Company treats the contract as having multiple units of accounting.

According to ASC 605-25, when a sales arrangement contains multiple deliverables, such as sales of products and related services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of vendor-specific objective evidence (VSOE) of fair value if available, third-party evidence (TPE) if VSOE is not available, or best estimate of selling price (BESP) if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met. Accordingly, for such products and services the Company determined BESP by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting and margin objectives.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605- 20-25-1 through 25-6, and the separately price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period.

Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues.

o.Research and development costs:

Research and development costs are expensed when incurred.

p.Share-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". The Company estimates the fair value of employee stock options at the date of grant using a binomial valuation model and values restricted stock units based on the market value of the underlying shares at the date of grant.

The Company recognizes share-based compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

q.Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each year. Basic net income (loss) per share was determined by dividing net income (loss) by the weighted average ordinary shares outstanding during the period.

Diluted net loss per share was determined by dividing net income (loss) by the diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of stock options, stock appreciation rights, and restricted share units based on the treasury stock method, in accordance with ASC, 260, "Earning Per Share".

r.Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accounts receivable, short-term bank credit, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" (ASC 820). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -         Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -         Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -         Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, investment in affiliated company (Iluminage Beauty), hedging contracts and contingent considerations (see Note 4). Contingent consideration liabilities represent future amounts the Company may be required to pay in conjunction with various business combinations. Each reporting period, the Company revalues these contingent considerations and records increases or decreases in their fair value as an adjustment to contingent consideration expense within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates, the probability of achievement of any revenue milestones and due to discounting to present value each reporting date. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

The fair value of the Company's equity interest in Iluminage Beauty (see note 1b3) was determined by the Company's Board of Directors after consideration of, among other things, a written report prepared by a third party appraisal firm which calculated fair value using the discount cash flow and the OPM method, which uses significant unobservable inputs such as cash flows to be generated from the underlying investment and discounted at a weighted average cost of capital. Management reviewed the report of the third party appraisal and considered the reasonableness of the assumptions, methodologies, analysis and conclusions set forth in the report. The Board and the management also considered other factors, included but not limited to consideration of external market conditions affecting the home use aesthetic industry, and Iluminage Beauty's projected results of operations and financial position. After deliberation, the Board determined the fair market value of the Company's equity interest in Iluminage Beauty. As of December 31, 2014 and 2013, the fair value of Iluminage Beauty investment amounted to $20,130 and $24,720, respectively.

s.Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company reduces deferred tax assets by an allowance if, based on the weight of available positive and negative evidence, it is more likely than not that the Company will not realize some portion, or all, of the deferred tax asset.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

t.Employee benefit plan:

Certain of the Company's U.S. employees are eligible to participate in a defined contribution pension plan (Plan). Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party. The Company makes pension contributions at rates varying up to 10% of the participant's pensionable salary. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (Candela U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 50% of each participant's contributions up to a maximum of 6% of the participant's elective deferral. Each participant may contribute a percentage of their pay or a flat dollar amount. Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Syneron's U.S. operations maintain a retirement plan (Syneron U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Syneron U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's elective deferrals that do not exceed 3% of the participant's compensation, plus 50% of the portion of the participant's elective deferrals on the next 2% of compensation for the Plan year. Each participant may contribute from 1% to 50% of compensation on a pretax basis up to the maximum permitted by the Internal Revenue Code. Contributions to Syneron's U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2014, 2013 and 2012 were $621, $533 and $451, respectively.

Severance pay:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all of its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

The majority of the Company's agreements with its employees in Israel are in accordance with section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are made by the Company to the employee; therefore related assets and liabilities are not presented in the balance sheet.

Severance pay expenses for the years ended December 31, 2014, 2013 and 2012 amounted to approximately $875, $933 and $744, respectively.

u.Shipping and handling costs:

Shipping and handling costs, which amounted to $6,783, $6,610 and $6,475 for the years ended December 31, 2014, 2013 and 2012, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers, distributors and international subsidiaries.

v.Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2014, 2013 and 2012 were $2,331, $9,049 and $6,334, respectively.

w.Litigation reserves and Legal expenses:

The Company reserves for liabilities related to litigation brought against the Company when the amount of the potential loss is probable and can be estimated. Because of the uncertainties related to an unfavorable outcome of litigation, and the amount and range of loss on pending litigation, management is often unable to make an accurate estimate of the liability that could result from an unfavorable outcome. As litigation progresses, the Company continue to assess its potential liability and revise our estimates accordingly. Estimates of litigation reserves are recorded in accrued liability line item in the consolidated balance sheet and change in the litigation reserves are recorded under general and administrative expense line item in the statement of income.

Legal expenses are charged to the statement of operation as incurred.

x.Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, marketable securities, and trade receivables.

The majority of the Group's cash and cash equivalents and banks deposits are invested in dollar instruments of major banks in Israel and in the United States. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and that, accordingly, low credit risk exists with respect to these investments.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, corporations and governmental bonds. Based on the above and the fact that the portfolio is well diversified, management believes that low credit risk exists with respect to these marketable securities. The Company has implemented additional measures with respect to its investment policy. Such measures include among others: reducing credit exposure to corporate sector securities and increasing the overall credit quality of the portfolio.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements, except those mentioned in Note 14.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. The allowance for doubtful accounts is based on management's assessment of a customer's credit quality as well as subjective factors and trends, including the aging of receivable balances.

The following table provides details of the change in the Company's allowance for doubtful accounts:

	2014	2013	2012

Balance at the beginning of the year	$6,497	$6,792	$5,478
Charged to expenses, net of recoveries	1,233	1,217	1,782
Deconsolidation of subsidiary	-	(141)	-
Write-off	(1,514)	(1,483)	(523)
Exchange rate	(246)	112	55

Balance at the end of the year	$5,970	$6,497	$6,792

y.Warranty:

The Company provides a one to three year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides details of the change in the Company's product warranty accrual:

	December 31,
	2014	2013	2012

Balance at the beginning of the year	6,981	$7,197	$6,514
Warranty provision related to acquisitions	50	-	44
Warranty provision related to the Deconsolidation of Syneron Beauty	-	(129)	-
Charged to costs and expenses relating to new sales	9,126	9,122	9,058
Costs of product warranty claims	(8,501)	(9,159)	(8,419)
Translation Differences	(189)	(50)	-
Balance at the end of the year	7,467	$6,981	$7,197

z.Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

aa.Treasury shares:

The Company repurchased its ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction in equity.

ab.Impact of recently issued accounting standards:

In May 2014, the Financial Accounting Standards Board issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard will be effective for the Company in the first quarter of 2017. The Company has not yet selected a transition method and it is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.